Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000057444
Shareholder Report [Line Items]
Fund Name	Auer Growth Fund
Trading Symbol	AUERX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(888) 711-2837
Additional Information Website	https://sbauerfunds.com/sbauer-documents/
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	2.04%
AssetsNet	$ 44,143,097
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 387,213
InvestmentCompanyPortfolioTurnover	50.00%